LOAN RECEIVABLE, CURRENT (Details) ¥ in Thousands, $ in Thousands	Mar. 07, 2018	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Apr. 05, 2017 USD ($)	Apr. 05, 2017 CNY (¥)
Loan receivable, current			¥ 42,677
Borrowing from third party, current			41,179
Sino Accord
Loan receivable, current					¥ 42,677
Interest rate (as a percent)				0.00%	0.00%
Extension of term loan	1 year
Borrowing from third party, current		¥ 0	¥ 41,179	$ 6,000
Ambow Shengying
Extension of term loan	1 year
Ambow Shengying | Sino Accord
Interest rate (as a percent)				0.00%	0.00%